Personnel expenses (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Personnel Expenses [Line Items]
Salaries	[1]	SFr 6,037		SFr 6,230	SFr 6,282
Variable compensation - performance awards	[2]	3,090		2,972	3,210
of which: guarantees for new hires		36		30	38
Variable compensation - other	[2]	248		418	346
of which: replacement payments	[3]	71		86	76
of which: forfeiture credits		(105)		(73)	(86)
of which: severance payments	[4]	111		217	157
of which: retention plan and other payments	[5]	171		188	198
Wealth Management Americas: Financial advisor compensation	[2],[6]	3,986		3,697	3,552
Contractors		451		420	365
Social security		798		747	820
Pension and other post-employment benefit plans	[7],[8]	710		670	808
Other personnel expenses		570		565	600
Total personnel expenses	[9]	15,889		15,720	15,981
Net restructuring expenses included in personnel expense		534		751	460
UBS AG
Personnel Expenses [Line Items]
Salaries	[1]	5,323		6,136	6,260
Variable compensation - performance awards	[2]	2,996		2,963	3,209
of which: guarantees for new hires		36		30	38
Variable compensation - other	[2]	227		418	346
of which: replacement payments	[3]	69		86	76
of which: forfeiture credits		(104)		(73)	(86)
of which: severance payments	[4]	93		217	157
of which: retention plan and other payments	[5]	169		188	198
Wealth Management Americas: Financial advisor compensation	[2],[6]	3,986		3,697	3,552
Contractors		313		420	365
Social security		717		734	817
Pension and other post-employment benefit plans	[7],[8]	591		669	807
Other personnel expenses		521		554	597
Total personnel expenses	[10]	14,673	[11]	15,591	15,954
Net restructuring expenses included in personnel expense		SFr 362		SFr 731	SFr 458

[1]	Includes role-based allowances.
[2]	Refer to Note 27 for more information.
[3]	Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS.
[4]	Includes legally obligated and standard severance payments.
[5]	Includes interest expense related to Deferred Contingent Capital Plan awards.
[6]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated based on financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[7]	Refer to Note 26 for more information.
[8]	Refer to Note 6.
[9]
Includes net restructuring expenses of CHF 534 million, CHF 751 million and CHF 460 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[10]
Includes net restructuring expenses of CHF 362 million, CHF 731 million and CHF 458 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[11]	The decrease in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.